CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
NON-CURRENT ASSETS
Property, plant and equipment	$ 567,788	$ 557,170
Right-of-use assets	13,462	0
Prepayments and other receivables	7,031	3,494
Other financial assets	10,985	10,570
Deferred income tax asset	26,934	31,793
TOTAL NON-CURRENT ASSETS	626,200	603,027
CURRENT ASSETS
Inventories	11,447	9,309
Trade receivables	44,178	16,215
Prepayments and other receivables	51,016	54,659
Derivative financial instrument assets	8,097	27,539
Other financial assets	14	898
Cash and cash equivalents	111,180	127,727
Assets held for sale	0	23,286
TOTAL CURRENT ASSETS	225,932	259,633
TOTAL ASSETS	852,132	862,660
Equity attributable to owners of the Company
Share capital	59	60
Share premium	173,716	237,840
Reserves	112,471	111,809
Accumulated losses	(153,361)	(206,688)
Attributable to owners of the Company	132,885	143,021
TOTAL EQUITY	132,885	143,021
NON-CURRENT LIABILITIES
Borrowings	420,138	429,027
Lease liabilities	5,801	0
Provisions and other long-term liabilities	62,062	42,577
Deferred income tax liability	10,850	14,801
Deferred tax liability (asset)	16,084	16,992
Trade and other payables	5,475	14,789
TOTAL NON-CURRENT LIABILITIES	504,326	501,194
CURRENT LIABILITIES
Borrowings	17,281	17,975
Lease liabilities	7,442	0
Derivative financial instrument liabilities	952	0
Current income tax liabilities	57,901	58,776
Trade and other payables	131,345	131,420
Liabilities associated with assets held for sale	0	10,274
TOTAL CURRENT LIABILITIES	214,921	218,445
TOTAL LIABILITIES	719,247	719,639
TOTAL EQUITY AND LIABILITIES	$ 852,132	$ 862,660